Business (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended
	May 20, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Business (Textuals)
Ownership percentage of Relmada	94.60%
Issuance of shares in exchange for ownership interest	28,291,073
Percentage of acquired shares	80.90%
Stock split ratio description		The outstanding options and warrants were exchanged for options and warrants to purchase shares of common stock of the Company at a ratio of 10 to 1.	The outstanding options and warrants were exchanged for options and warrants to purchase shares of common stock of the Company at a ratio of 10 to 1.
Common stock, shares authorized		500,000,000	500,000,000	500,000,000
Preferred stock, shares authorized		200,000,000	200,000,000	200,000,000
Shareholder [Member]
Business (Textuals)
Issuance of common stock and Class A preferred stock in connection with share exchange		$ 2,000,000	$ 2,000,000
Preferred Class A [Member] | Shareholder [Member]
Business (Textuals)
Issuance of common stock and Class A preferred stock in connection with share exchange			3,337
Issuance of common stock and Class A preferred stock in connection with share exchange, Shares		3,337,309	3,337,309
Common Stock [Member] | Shareholder [Member]
Business (Textuals)
Issuance of common stock and Class A preferred stock in connection with share exchange			3,337
Issuance of common stock and Class A preferred stock in connection with share exchange, Shares		3,337,310	3,337,310